Stock Options Vested and Expected to Vest (Detail) (USD $)	12 Months Ended
Feb. 01, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vested and expected to vest	4,445,723
Weighted Average Remaining Contractual Life (Years)	7 years 8 months 12 days
Weighted Average Exercise Price	$ 3.23